Events After the Reporting Period	6 Months Ended
Jun. 30, 2023
Events After the Reporting Period
Events After the Reporting Period

Note 10. Events After the Reporting Period

On July 31, 2023 the Company entered into a financing agreement with Global Growth Holding Limited (“GGH”), for the issuance of convertible notes into the Company’s ordinary shares represented by ADSs, DKK 1 nominal value, with each ordinary share represented by one ADSs. Pursuant to the agreement, the Company may elect to sell to GGH up to $20.0 million in such notes on any business day over the 36 month term of the agreement. The Company has the right, but not the obligation to direct GGH to purchase traches of up to $0.7 million, subject to certain limitations and conditions set forth in the agreement. In connection with the agreement, the Company is obligated to pay GGH a commitment fee totaling $1.1 million. At any time, GGH may, in its sole discretion, convert the notes into ordinary shares at specified conversion prices upon submission of a request for conversion by GGH to the Company. The financing agreement between the Company and GGH is subject to approval by the SEC through the date of issuance of this report.